Gold and Silver Bullion and Stream Inventory	12 Months Ended
Dec. 31, 2025
Gold and Silver Bullion and Stream Inventory
Gold and Silver Bullion and Stream Inventory

Note 8 – Gold and Silver Bullion and Stream Inventory

Gold and silver bullion and stream inventory comprised the following:

	At December 31,	At December 31,
	2025	2024
Gold and silver bullion from royalties received in-kind(1)	$39.5	$89.5
Stream ounces(2)	0.6	7.3
	$40.1	$96.8

1.	Represents gold and silver bullion received from royalty interests settled in-kind. As at December 31, 2025, the Company holds inventory from royalty interests settled in-kind of 10,598 ounces of gold and 13,980 ounces of silver with a carrying value of $39.1 million and $0.4 million, respectively (December 31, 2024 – 41,673 ounces of gold and 10,117 ounces of silver with a carrying value of $89.3 million and $0.2 million, respectively).
2.	Represents gold and silver ounces acquired by the Company from its stream arrangements. As at December 31, 2025, the stream ounces inventory consists of 44,872 ounces of silver with a carrying value of $0.6 million (December 31, 2024 – 6,216 ounces of gold and 154,010 ounces of silver with a carrying value of $5.6 million and $1.7 million, respectively).

During the year ended December 31, 2025, the Company sold gold and silver bullion from royalties received in-kind with a cost of $166.7 million (2024 – $34.7 million) for gross proceeds of $221.0 million (2024 – $42.6 million), resulting in a gain on sale of gold and silver bullion of $54.3 million (2024 – $7.9 million).